Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax: Relating to current income tax charge	$ 15,043	$ 22,428
Deferred income tax: Relating to origination and reversal of temporary differences	8,273	11,860
Income tax expense	23,316	34,288
Income tax expense recognized in other comprehensive income	523	576
Total income tax expense	$ 23,839	$ 34,864